RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction
Total due (to)/from related parties	$ (3,710)	$ 5,098
Balances due (to)/from Golar and affiliates
Related Party Transaction
Total due (to)/from related parties	(5,651)	2,845
Methane Princess lease security deposit movements
Related Party Transaction
Total due (to)/from related parties	$ 1,941	$ 2,253